Warrants (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 07, 2017	Feb. 16, 2017	Dec. 31, 2017
Warrants (Textual)
Gross funds raised			$ 5,300
Description of warrants exercisable			The warrants shall be exercisable six months following the issuance date and will expire five and one-half years from the issuance date.
Warrants [Member]
Warrants (Textual)
Expected volatility rate			5.00%
Impact on profit or loss	$ 162	$ 159
ADS [Member]
Warrants (Textual)
Warrants purchased			2,400,000